JPMorgan SmartRetirement Blend Income Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	3.62%	4.15%
JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.20%	4.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.15%	3.79%	4.26%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	2.55%	3.07%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.91%	2.50%	2.86%